Segment Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Games USD ($)	Dec. 31, 2012 Games CNY	Dec. 31, 2011 Games CNY	Dec. 31, 2010 Games CNY	Dec. 31, 2012 Handset Design USD ($)	Dec. 31, 2012 Handset Design CNY	Dec. 31, 2011 Handset Design CNY	Dec. 31, 2010 Handset Design CNY	Dec. 31, 2012 Unallocated Amount to Segment USD ($)	Dec. 31, 2012 Unallocated Amount to Segment CNY	Dec. 31, 2011 Unallocated Amount to Segment CNY	Dec. 31, 2010 Unallocated Amount to Segment CNY	Dec. 31, 2012 Consolidated Totals USD ($)	Dec. 31, 2012 Consolidated Totals CNY
Segment Reporting Information [Line Items]
Net revenues	$ 30,110	[1]	187,593	[1]	243,488	[1]	125,411	[1]	$ 27,638	172,185	204,794	110,071	$ 2,472	15,408	38,694	15,340					$ 30,110	187,593
Cost of revenues	(14,724)	[2]	(91,730)	[2]	(108,348)	[2]	(42,910)	[2]	(12,019)	(74,878)	(79,311)	(32,827)	(2,705)	(16,852)	(29,037)	(10,083)					(14,724)	(91,730)
Gross profit	15,386		95,863		135,140		82,501		15,619	97,307	125,483	77,244	(233)	(1,444)	9,657	5,257					15,386	95,863
Selling expenses	(2,542)		(15,838)		(7,561)		(952)		(2,521)	(15,706)	(7,277)	(952)	(21)	(132)	(284)						(2,542)	(15,838)
General and administrative expenses	(5,719)		(35,633)		(16,263)		(11,817)		(2,084)	(12,981)	(7,322)	(9,001)	(617)	(3,842)	(2,653)	(2,816)	(3,018)	(18,810)	(6,288)		(5,719)	(35,633)
Research and development expenses	(5,629)		(35,071)		(24,566)		(8,377)		(5,519)	(34,386)	(24,566)	(8,377)	(110)	(685)							(5,629)	(35,071)
Impairment of goodwill	(5,380)		(33,517)										(5,380)	(33,517)							(5,380)	(33,517)
Impairment of intangible assets			(10,910)										(1,751)	(10,910)							(1,751)	(10,910)
Listing expenses																	(2,778)	(17,307)			(2,778)	(17,307)
Interest income	237		1,474		927		70		233	1,447	921	70	4	27	6						237	1,474
Other income	72		451		293				72	451	293										72	451
Changes in fair value of contingently returnable consideration assets	4,386		27,326		39,446		(2,065)										4,386	27,326	39,446	(2,065)	4,386	27,326
Income (loss) before income taxes and noncontrolling interests	(3,718)		(23,162)		127,416		59,360		5,800	36,132	87,532	58,984	(8,108)	(50,503)	6,726	2,441	(1,410)	(8,791)	33,158	(2,065)	(3,718)	(23,162)
Income tax (expense) benefit	1,395		8,689		35,927		(18,647)		1,083	6,743	37,498	(16,866)	312	1,946	(1,571)	(1,781)					1,395	8,689
Net income	(2,323)		(14,473)		163,343		40,713		6,883	42,875	125,030	42,118	(7,796)	(48,557)	5,155	660	(1,410)	(8,791)	33,158	(2,065)	(2,323)	(14,473)
Total assets	144,010		897,194		950,430		853,644		127,376	793,558	825,866	731,534	9,476	59,038	116,831	122,110	7,158	44,598	7,733		144,010	897,194
Total liabilities	9,307		57,988		154,252		119,668		(8,599)	(53,578)	75,184	106,828	(634)	(3,952)	8,557	12,840	(74)	(458)	70,511		(9,307)	(57,988)
Capital expenditure					16,593		341		6,716	41,843	16,419	341	27	169	174						6,743	42,012
Depreciation and amortization expense					21,270		10,717		$ 3,789	23,605	18,861	10,144	$ 391	2,440	2,409	573					$ 4,180	26,045

[1]	Net revenues from related parties Games 60,352 13,752 - - Handset design 298 - - - Total net revenues from related parties 60,650 13,752 - -
[2]	Cost of revenues to related parties Handset design (1,454) (774) - -